Employee costs	12 Months Ended
Dec. 31, 2023
Short-term employee benefits expense [abstract]
Employee costs

9. Employee costs

	2023 £m	2022 £m	2021 £m
Wages and salaries	6,706	6,110	5,858
Social security costs	818	763	793
Pension and other post-employment costs, including augmentations (Note 31)	356	369	415
Cost of share-based incentive plans	321	314	345
Severance and other costs from integration and restructuring activities	272	137	269
	8,473	7,693	7,680
The Group provides benefits to employees, commensurate with local practice in individual countries, including in some markets, healthcare insurance, subsidised car schemes and personal life assurance.
The cost of share-based incentive plans is analysed as follows:

	2023 £m	2022 £m	2021 £m
Share value plan	244	243	258
Performance share plan	58	55	51
Share option plans	5	4	5
Cash settled and other plans	14	12	31
	321	314	345
The average number of persons employed by the Group (including Directors) during the year:

	2023 Number	2022 Number	2021 Number
Manufacturing	23,209	22,946	23,562
Selling, general and administration	34,446	34,642	36,909
Research and development	12,589	11,542	10,874
Total Continuing Operations	70,244	69,130	71,345

Discontinued Operations	–	21,292	20,616

Total	70,244	90,422	91,961
Note: Consumer Healthcare was divested on 18 July 2022 and is shown as Discontinued Operations in the above table.
The average monthly number of Group employees excludes temporary and contract staff.
The compensation of the Directors and senior management (members of the GLT) in aggregate, was as follows:

	2023 £m	2022 £m	2021 £m
Wages and salaries	37	31	27
Social security costs	4	5	3
Pension and other post-employment costs	1	2	3
Cost of share-based incentive plans	32	28	27
	74	66	60